Legal Claims (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Disputes Classified As Possible Chance of Loss	Find below the disputes classified as possible chance of loss segregated into labor and tax.

	12/31/2024	12/31/2023
Tax	23,327	22,095
Labor	540	780

Total	23,867	22,875